Condensed Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
OPERATING ACTIVITIES
Net loss	$ (12,190,000)	$ (19,016,000)	$ (18,252,632)	$ (15,709,782)
Adjustments to reconcile net loss to net cash used in operating activities:
Accretion of discount/amortization of financing costs	853,000	191,000	210,264	2,814,213
Accrued debt related costs				1,890,625
Debt forgiveness				(40,000)
Change in fair value of warrant liability	1,938,000	7,270,000	3,421,670
Depreciation and amortization of intangibles	600,000	670,000	911,105	694,495
Impairment of finite-lived intangible assets			216,369
Stock compensation	475,000	302,000	443,558	316,176
Warrants and common stock issued for professional services	262,000	179,000	314,761	23,735
Amortization of deferred commissions	54,000	95,000	116,765	100,404
Debt/warrant inducement and share price adjustment	3,410,000	3,712,000	4,313,503	424,334
Net loss after adjustments for non-cash operating activities	(4,598,000)	(6,597,000)	(8,304,637)	(9,485,800)
Changes in operating assets and liabilities:
Accounts receivable	(1,604,000)	(249,000)	(388,603)	14,814
Deferred commissions	(11,000)	(24,000)	(35,124)	(119,865)
Prepaid and other expenses	(1,270,000)	131,000	369,722	85,619
Accounts payable	1,008,000	494,000	443,716	(270,801)
Accrued expenses	137,000	82,000	19,398	12,507
Accrued interest	348,000	195,000	288,834	(608,529)
Deferred revenue	(440,000)	291,000	190,373	247,255
Net cash used in operating activities	(6,430,000)	(5,677,000)	(7,416,321)	(10,124,800)
INVESTING ACTIVITIES
Purchase of fixed assets	(36,000)	(78,000)	(134,976)	(72,845)
Cash paid for acquisition				(2,125,000)
Net cash used in investing activities	(36,000)	(78,000)	(134,976)	(2,197,845)
FINANCING ACTIVITIES
Proceeds from issuance of notes and warrants	5,181,000	750,000	1,150,000	8,261,340
Repayment of notes	(1,086,000)	(157,000)	(198,411)	(4,622,500)
Issuance of shares of common stock, net of costs	1,244,000	34,000	255,991	5,579,208
Warrants exercised	1,605,000		1,251,550
Issuance of shares of convertible preferred stock, net of costs		5,221,000	5,220,465	3,039,501
Payment of debt issuance costs	(180,000)			(88,098)
Repayment of capital lease	(291,000)	(116,000)	(204,438)
Proceeds from bank borrowing	69,000	113,000	113,339	207,698
Repayment of bank borrowing	(70,000)	(79,000)	(104,632)	(92,838)
Net cash provided by financing activities	6,472,000	5,766,000	7,483,864	12,284,311
NET INCREASE IN CASH AND CASH EQUIVALENTS	6,000	11,000	(67,433)	(38,334)
CASH AND CASH EQUIVALENTS
Beginning of period	44,788	112,221	112,221	150,555
End of period	51,000	123,000	44,788	112,221
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Cash paid for interest	66,000	157,000	218,971	1,594,700
NON-CASH INVESTING AND FINANCING TRANSACTIONS
Conversion of debt and interest to equity		752,000	752,000	7,288,025
Debt issuance costs in exchange for warrants		127,000	127,080
Fixed asset purchases in accounts payable				80,156
Conversion of accrued interest to note payable				150,660
Prepaid additions financed through capital lease			252,628
Capital lease obligations	209,000	838,000
Accounts payable cancelled		80,000
Fixed asset additions financed through capital lease	181,000	135,000	636,474
Common stock issued for preferred stock dividends	4,000	86,000	85,980
Conversion of warrant liability to additional paid-in-capital	1,230,000	420,000	$ 931,578
Notes issued for capital lease obligation assumed by a director	$ 466,000